STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

8. STOCK-BASED COMPENSATION

In July 2014, the Company adopted the 2014 Stock Incentive Plan (the "Plan"), under which 525,700 shares of common stock are authorized for issuance to employees, officers, directors, consultants and advisors of the Company. In connection with the Company's reincorporation into Virginia in July 2014, each outstanding option to purchase shares of common stock under the Company's 2012 Stock Incentive Plan and 2002 Stock Plan, was automatically terminated and replaced with an option to purchase shares of common stock under the Plan having the same vesting terms and exercise price as the option that was replaced. The Plan provides for granting of both Internal Revenue Service qualified incentive stock options ("ISOs") and non-qualified options ("NQs"), restricted stock awards ("RSAs") and restricted stock units ("RSUs"). Stock options generally vest over a four year period of service; however, certain options contain performance conditions. The options generally have a ten year contractual life and, upon termination, vested options are generally exercisable between one and three months following the termination date, while unvested options are forfeited immediately.

In April 2015, the Plan was amended to increase the maximum number of shares of common stock that may be issued to 2,700,000 shares. In addition, an "evergreen provision" was added to the Plan that allows for an annual increase in the number of shares of common stock available for issuance under the Plan. The annual increase will be added on the first day of each fiscal year beginning with the fiscal year ending December 31, 2016, and on each anniversary thereof until the expiration of the Plan equal to 4% of the outstanding shares of our common stock on December 31st of the immediately preceding fiscal year (or such lesser number of shares of common stock as determined by the board of directors).

Restricted common stock

A summary of the Company's restricted stock activity for the nine months ended September 30, 2015 and related information is as follows:

	Shares	Weighted average purchase price per share
Unvested at December 31, 2014	15,387	$0.69
Granted	194,694	5.73
Vested	(128,955)	5.13

Unvested at September 30, 2015(1)	81,126	$5.73

(1)
Excludes 72,463 shares of unvested restricted stock remaining from the early exercise of stock options as of September 30, 2015.

Stock options

A summary of the Company's stock option activity and related information follows:

	Shares	Weighted- average exercise price per share	Weighted- average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	281,029	$0.69
Granted	1,197,452	10.47
Exercised	(121,729)	3.89
Cancelled	(506)	2.06

Outstanding at September 30, 2015	1,356,246	$9.04	9.2	$17,722

Exercisable at September 30, 2015	208,438	$2.65	7.9	$4,056

Vested and expected to vest at September 30, 2015	1,341,543	$9.13	9.2	$18,595

The fair value of each stock option is estimated on the grant date using the Black-Scholes option-pricing model using the following assumptions:

	Nine months ended September 30,
	2014	2015
Risk-free interest rate	1.8%	1.7%
Dividend yield	—	—
Volatility	77%	77%
Expected term (years)	6.25	6.21

11. STOCK-BASED COMPENSATION

Restricted Stock Awards and Stock Options

In July 2014, the Company adopted the 2014 Stock Incentive Plan (the "Plan"), under which 525,700 shares of common stock are authorized for issuance to employees, officers, directors, consultants and advisors of the Company. As of December 31, 2014, 281,029 of the shares of common stock authorized for issuance pursuant to the Plan were outstanding. In connection with the Company's reincorporation into Virginia in July 2014, each outstanding option to purchase shares of common stock under the 2012 Stock Incentive Plan and 2002 Stock Plan, was automatically terminated and replaced with an option to purchase shares of common stock under the Plan having the same vesting terms and exercise price as the option that was replaced. The Plan provides for granting of both Internal Revenue Service qualified incentive stock options ("ISOs") and non-qualified options ("NQs"), restricted stock awards ("RSAs") and restricted stock units ("RSUs"). Stock options generally vest over a four year period of service; however, certain options contain performance conditions. The options generally have a ten year contractual life and, upon termination, vested options are generally exercisable between one and three months following the termination date, while unvested options are forfeited immediately.

In determining the exercise prices for options granted, the board of directors considered the fair value of the common stock as of the measurement date. The fair value of the common stock was determined by the board of directors based on a variety of factors, including valuations prepared by third parties, Company's financial position, the status of development efforts within the Company, the composition and ability of the current scientific and management teams, the current climate in the marketplace, the illiquid nature of the Company's common stock, arm's length sales of the Company's preferred stock, the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.

In connection with the Performance Adjustment which occurred on December 4, 2013 (See Note 10) the Company adjusted previously granted and then outstanding options such that for each option exercised, the option holder would receive one share of common stock for every two shares of common stock underlying the grant.

Stock option activity under the Plan is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	323,488	$1.73	6.94	$8
Granted	146,730	0.48
Exercised	(1,077)	0.62
Cancelled	(9,559)	2.76
Modification	(229,791)	1.17

Outstanding at December 31, 2013	229,791	1.17	7.02	117
Granted	89,641	0.28
Exercised	(32,390)	2.21		—
Cancelled	(6,013)	4.42

Outstanding at December 31, 2014	281,029	$0.69	7.49	$1,505

Vested and expected to vest at December 31, 2014	247,139	$0.83	4.31	$1,293
Exercisable at December 31, 2014	121,304	$1.38	4.31	$570

As of December 31, 2013 and 2014, the unrecognized compensation cost related to outstanding options was $40 and $215, respectively, and is expected to be recognized as expense over approximately 1.1 years and 1.0 years, respectively.

As of December 31, 2014, the weighted average fair value of vested options was $1.93.

Additional information about the Company's stock option activity is as follows:

	As of December 31,
	2013	2014
Weighted-average grant date fair value per share of employee option grants	$0.28	$0.76

Restricted stock awards under the Plan are summarized as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2012	203,342	$0.62
Vesting of restricted stock	(89,308)	0.55
Performance Adjustment	(58,736)	0.62

Unvested at December 31, 2013	55,298	0.69
Grant of restricted stock	10,869	1.24
Vesting of restricted stock	(50,780)	0.62

Unvested at December 31, 2014	15,387	$0.69

As of December 31, 2013 and 2014, the unrecognized compensation cost related to restricted stock awards was $73 and $26, respectively, and is expected to be recognized as expense over approximately 1.2 years and 0.2 years, respectively.

Stock-Based Compensation Expense

The Company granted stock options to employees for the years ended December 31, 2013 and 2014. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the fair value of the award. Stock options and restricted stock issued to non-board member, non-employees are accounted for using the fair value approach and are subject to periodic revaluation over their vesting terms.

Stock-based compensation for all stock options and restricted stock awards are reported within:

	Years Ended December 31,
	2013	2014
Research and development	$24	$12
General and administrative	38	10

Total stock-based compensation expense	$62	$22

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Years Ended December 31,
	2013	2014
Risk-free interest rate	1.09% – 1.22%	1.80%
Expected volatility	87.8%	77.1%
Expected term (in years)	6.25	6.25
Expected dividend yield	0.0%	0.0%

Risk-free Interest Rate.    The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock option grants.

Expected Volatility.    Due to the Company's limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption is based on historical volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology and medical device industries.

Expected Term.    The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, through December 31, 2014 it determined the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period. In 2013, some of the stock option grants were in-the-money, based on the retrospective fair value determinations, so the Company determined the expected life using a risk-adjusted method, which adjusts the average of the contractual term of the option and its vesting period for risk, thereby reducing the expected life.

Expected Dividend Yield.    The expected dividend yield assumption is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends.